OTHER OPERATING REVENUES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER OPERATING REVENUES
Sale of materials and others	¥ 64,489	¥ 64,503	¥ 58,930
Rental income	1,216	1,063	793
Other operating revenues	¥ 65,705	¥ 65,566	¥ 59,723